Label	Element	Value
LifeX 2060 Longevity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LifeX 2060 Longevity Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The LifeX 2060 Longevity Income ETF (the “Fund”)[1] seeks to provide reliable monthly distributions consisting of income and principal through 2060.
There can be no assurance that the Fund will achieve its investment objective.
[1] The Fund was previously named “Stone Ridge 2060 Longevity Income ETF,” and its name was changed on February 13, 2025.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2024, which includes the period in which the Predecessor Fund was in operation, the Fund’s portfolio turnover was 465%.
The Predecessor Fund’s portfolio turnover rate during the period in which the Predecessor Fund was in operation reflects transactions made in preparation for the Predecessor Fund’s reorganization with and into the Fund and is not representative of the Fund’s expected portfolio turnover rate. Based on the Fund’s portfolio of investments, the
Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	465.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1960F’s operations to reflect estimated current expenses.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Investments. The Fund is an exchange-traded fund (“ETF”) that pursues its investment objective by investing in debt securities issued by the U.S. Treasury (which we refer to as “U.S. Government Bonds”) as well as money market funds that invest exclusively in U.S. Government Bonds or repurchase agreements collateralized by such securities.
Securities issued by the U.S. Treasury historically have not had credit-related defaults (i.e., failures to fulfill payment-related obligations such as interest or principal payments) and therefore such securities are generally considered to be credit risk-free (i.e., free of the risk of non-payment of either interest or principal). When constructing its portfolio of U.S. Government Bonds, the Fund seeks to select bonds with particular durations, maturities and other investment characteristics, and in such amounts, that enable the Fund to “lock in” interest rates and reliably sustain its planned distributions. As of April 7, 2025, the average duration (which is a measure of a bond’s sensitivity to interest rates) of the Fund’s U.S. Government Bonds is approximately 12.2 years.
The Offering. The Fund is one of many series of Stone Ridge Trust (the “Trust”) designed to provide investors predictable cashflows by making monthly distributions consisting of income and principal from its investments (the “LifeX Income ETFs”).
Bond funds are typically designed to make distributions that are primarily composed of interest earnings. Investors in such funds who require a higher level of cashflow than interest earnings alone generally need to sell shares periodically to generate additional cashflow and to do that must determine the timing and amounts of share sales that are prudent for their personal situations.
In contrast, the Fund is designed to provide higher cashflow to investors than interest earnings alone by also distributing substantially all of its principal over the course of its term ending in 2060 — which is up to age 100 for investors born in the year 1960 (the “Modeled Cohort”). However, the Fund’s shares may be purchased by any investor seeking to receive the Fund’s planned distributions regardless of the investor’s birth year. The Fund intends to liquidate in December 2060 and distribute any proceeds to its shareholders. There will be no further distributions from the Fund beyond that year.
The Fund is designed so that members of the Modeled Cohort have a choice in 2040, the year in which they reach age 80, to continue to receive Longevity-Linked Distributions and/or to receive Term Distributions (each as defined below):
1.
Distributions for the full term through 2060 (“Term Distributions”): An investor may remain invested in the Fund to continue to receive monthly distributions through 2060. Because an investor in the Fund is entitled to receive distributions through 2060 regardless of his or her lifespan, the Fund’s per-share distribution rate will be reduced in January of 2040 from $10.00 per share per year to $7.50 per share per year . The purpose of this change is to reduce distributions to a level estimated to be sustainable for the Fund’s full term through 2060. See “Distributions” for more information about the Fund’s intended distribution schedule.
2.
Distributions for the investor’s lifetime up to age 100 (“Longevity-Linked Distributions”): It is expected that in 2040, members of the Modeled Cohort will be eligible to invest in a corresponding closed-end fund (a “Closed-End Fund”). The purpose of each Closed-End Fund is to enable members of the Modeled Cohort to continue to receive a higher level of monthly distributions than the Term Distributions described above. To equitably reflect differences in life expectancy, there are expected to be two corresponding Closed-End Funds for the Modeled Cohort: one per gender.
The Fund is designed to enable a member of the Modeled Cohort to be able to sell all or a portion of their Fund shares and purchase a similar number of shares of the corresponding Closed-End Fund, although members of the Modeled Cohort would not be required to sell their Fund shares to purchase Closed-End Fund shares. Members of the Modeled Cohort may elect to receive both Term Distributions and Longevity-Linked Distributions by holding a mix of Fund and Closed-End Fund shares.
The Fund and any corresponding Closed-End Funds intend to liquidate in December 2060 and to have distributed substantially all of their assets by that time, at which point they will distribute proceeds from the liquidation, if any, to their shareholders. There will be no further distributions from the Fund or any corresponding Closed-End Fund beyond that year.
In deciding whether to (i) invest in a Closed-End Fund to receive Longevity-Linked Distributions or (ii) remain invested in the Fund to receive Term Distributions, an investor in January of 2040 should consider the price of each fund at that time, as well as the following information:
	Longevity-Linked Distributions	Term Distributions
Intended Distributions	$0.8333 per share per month	$0.6250 per share per month
Intended Horizon	For the rest of the investor’s life up to age 100	Until 2060
Eligibility Requirements	Investor must be born in the year 1960	N/A
Liquidity	No liquidity other than monthly distributions. Shareholders may not sell, redeem or transfer their shares.	No restrictions
Life Contingency	Shares will be cancelled for no value upon the death of the shareholder.	N/A
Distributions. The Fund intends to make a fixed distribution each month equal to $0.8333 per outstanding share of the Fund, for a total of $10.00 per share per year, through December 2039. Thereafter, the Fund intends to make a fixed distribution each month equal to $0.6250 per outstanding share of the Fund, for a total of $7.50 per share per year, through December 2060. Distributions are expected to consist of a mix of income and principal, and the proportion of each distribution consisting of principal is expected to increase over time.
The following table illustrates the Fund’s intended distributions for an investor who purchases 10,000 shares.
Year	Total Distributed Per Year	Total Distributed Per Month
2025 — 2039	$100,000†	$8,333
2040 — 2060	$ 75,000†	$6,250
†
An investor purchasing 10,000 shares intra-year after some of the Fund’s monthly distributions have already been paid will receive less than the amount indicated in distributions as a result.
The Fund intends to make the distributions discussed above on or about the third (3rd) business day of each calendar month. See “Principal Investment Risks — Interest Rate Risk” for more information on the distribution rates and “— Term Risk” for information on the Fund’s intended liquidation year.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus. The Fund commenced operations on September 13, 2024.
The Predecessor Fund, a separate series of the Trust, commenced operations on January 8, 2024. On September 13, 2024, the Predecessor Fund reorganized with and into the Fund (the “Reorganization”). When available, performance information provided for the period prior to the Reorganization will be that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund are substantially similar to those of the Fund. Past performance (before and after taxes) is not an indication of future performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus. The Fund commenced operations on September 13, 2024.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
LifeX 2060 Longevity Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
LifeX 2060 Longevity Income ETF | Term Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Term Risk. Unlike a traditional investment company with a perpetual existence, the Fund is designed to liquidate in 2060, and there will be no further distributions from the Fund beyond that year. However, due to certain risks impacting the market for the Fund’s investments, such as the risk of a U.S. government default, it is possible that the Fund may run out of assets to support its intended distributions prior to its intended term. Investors should consider the price of the Fund’s shares and the remaining term of the Fund at the time of their purchase when determining whether the Fund is appropriate for their financial planning needs.

LifeX 2060 Longevity Income ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The Fund’s planned distributions are not intended to change (other than the planned reduction beginning in January of 2040). If interest rates increase, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to other investment options that may be available at that time, and that the market value of their shares will decrease. Similarly, if inflation is higher than expected, shareholders face the risk that the value to them of the Fund’s distributions will decrease relative to the cost of relevant goods and services. In addition, the Fund’s longer-maturity investments face the risk that interest rates will rise, decreasing their market value, while the Fund’s shorter-maturity investments, including those held through money market funds, face the risk that interest rates will fall and reduce the available yield at which their principal can be reinvested upon maturity.

LifeX 2060 Longevity Income ETF | U S Government Bonds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Bonds Risk. Securities issued by the U.S. Treasury have not had credit-related defaults. There can be no assurance that U.S. Government Bonds will avoid default in the future.
LifeX 2060 Longevity Income ETF | Closed End Fund Availability Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Closed-End Fund Availability Risk. Members of the Modeled Cohort are expected to be able to receive Longevity-Linked Distributions by investing in a corresponding Closed-End Fund offered to members of the Modeled Cohort at age 80. However, the Closed-End Funds may not become available as intended. For example, the Adviser may determine that it is not appropriate to launch the Closed-End Funds if the Adviser believes there may not be a sufficiently diverse investor base, which is expected to be at least 100 shareholders. In the absence of a Closed-End Fund, investors may remain invested in the Fund; alternatively, an investor may sell his or her shares, though investors may not have available to them an alternative investment option that provides the same level of distributions as they might have been able to receive if a Closed-End Fund were available. Shares of the Funds may continue to be held by a shareholder’s beneficiary or may be sold at the then-current market price. However, a beneficiary of a Fund shareholder will not be eligible to invest in a corresponding Closed-End Fund unless the beneficiary is a member of the Modeled Cohort. The Closed-End Funds will be subject to different and additional risks as will be disclosed in the Closed-End Funds’ prospectuses. This prospectus is not an offer to sell or the solicitation of an offer to buy securities of the Closed-End Funds. A form of a Closed-End Fund’s prospectus (which is subject to revision) is included as Appendix A hereto.

LifeX 2060 Longevity Income ETF | ETF Structure Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
●
The Fund’s shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
●
Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market may not be maintained.
●
Shares of the Fund are created and redeemed by a limited number of authorized participants (“Authorized Participants”). Fund shares may trade at a greater premium or discount to NAV in the event that the Authorized Participants fail to fulfill creation or redemption orders on behalf of the Fund.

LifeX 2060 Longevity Income ETF | Limited Operating History Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History Risk. The Fund is a series of an open-end management investment company and has a limited history of operations. As a result, prospective investors have a limited track record or history on which to base their investment decision.

LifeX 2060 Longevity Income ETF | Management and Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management and Operational Risk. The Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. The Fund runs the risk that the Adviser’s management techniques will fail to produce desired results and cause the Fund to incur significant losses. The Adviser may select investments that do not perform as anticipated by the Adviser.
In making decisions for the Fund, the Adviser uses quantitative models to select U.S. Government Bonds and other securities in which the Fund invests. Any imperfections, errors or limitations in quantitative analyses and models used by the Adviser as part of the investment process could affect the Fund’s performance. The Adviser has not provided and will not provide any guarantee or assurance to the Fund that these quantitative analyses or models will accurately reflect the Fund’s performance.
The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including the pricing, administrative, accounting, tax, legal, custody, transfer agency and other services provided by other service providers. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and cyber-attacks, disruptions and failures affecting, or by, a service provider.

LifeX 2060 Longevity Income ETF | LifeX 2060 Longevity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 80

[1]	Management Fees include fees payable to the Adviser for advisory services and for shareholder servicing, administrative and other services. The Fund pays for these services under what is essentially an all-in fee structure (the “Unified Management Fee”). Pursuant to the Investment Management Agreement with the Fund (the “Management Agreement”), the Adviser is paid a Unified Management Fee at the annual rate of 0.25% of the Fund’s average daily total assets less total liabilities. The Fund (and not the Adviser) is responsible for certain other fees and expenses that are not covered by the Unified Management Fee under the Management Agreement. Please see “Management and Organization — The Adviser” for an explanation of the Unified Management Fee. Management Fees have been restated to reflect current contractual rates.
[2]	Other Expenses have been adjusted from amounts incurred during the period of LifeX Income Fund 1960F’s operations to reflect estimated current expenses. LifeX Income Fund 1960F (the “Predecessor Fund”) is the predecessor to the Fund. Please see “Management and Organization — The Adviser” for an explanation of the fees and other expenses not covered by the Unified Management Fee.